UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC  20549
                                    Form 13F
                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     3/31/99

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.):     [ ] is a restatement.
                              [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Harleysville Group Inc.
Address:     355 Maple Avenue
             Harleysville, PA  19438-2297

Form 13F File Number:   28-4718

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Mark R. Cummins
Title:  Executive Vice President & Treasurer
Phone:  215-256-5025

Signature, Place, and Date of Signing:

      /s/MARK R. CUMMINS        Harleysville, PA       May 6, 1999
         [Signature]        [City, State]            [Date]

Report Type (check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]  13F  NOTICE.   (Check here if no holdings reported are in this report,  and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number     Name

     28-
     [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:     52

Form 13F Information Table Value Total:  $515,084


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column heading and list entries.]

     No.       Form 13F File Number          Name

     NONE      28-
     [Repeat as necessary]

HARLEYSVILLE GROUP INC
MARCH 31, 1999
                                                   FORM 13F INFORMATION TABLE

        COLUMN 1             COLUMN 2      COLUMN 3    COLUMN 4       COLUMN 5           COLUMN 6    COLUMN 7          COLUMN 8
-----------------------   -------------   -----------  --------  --------------------   ----------   --------         ----------
                          TITLE OF                      VALUE    SHARES/   SH/   PUT    INVESTMENT   OTHER        VOTING AUTHORITY
NAME OF ISSUER            CLASS           CUSIP        (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE    SHARED  NONE

ACORN INVESTMENT TRUST    ACORN FD        004851-10-1    4,084   251,353   SH           SOLE         N/A        251,353
AMERICA ONLINE INC        COM             02364J-10-4   10,313    70,160   SH           SOLE         N/A         70,160
AMERICAN HOME PRODUCTS    COM             026609-10-7    7,240   110,965   SH           SOLE         N/A        110,965
AMERICAN INTL GROUP INC   COM             026874-10-7   12,090   100,229   SH           SOLE         N/A        100,229
BP AMOCO PLC              SPONSORED ADR   031905-10-2    7,189    71,179   SH           SOLE         N/A         71,179
BANK ONE CORP             COM             06423A-10-3    8,213   149,145   SH           SOLE         N/A        149,145
BANKAMERICA CORP NEW      COM             066050-10-5   19,509   276,232   SH           SOLE         N/A        276,232
CHUBB CORPORATION         COM             171232-10-1    7,411   126,535   SH           SOLE         N/A        126,535
CICSO SYSTEMS INC         COM             17275R-10-2   20,828   190,109   SH           SOLE         N/A        190,109
CITIGROUP INC             COM             172967-10-1    9,651   151,085   SH           SOLE         N/A        151,085
COMPAQ COMPUTER CORP      COM             204493-10-0    7,200   227,228   SH           SOLE         N/A        227,228
DELL COMPUTER CORP        COM             247025-10-9   18,169   444,520   SH           SOLE         N/A        444,520
DISNEY (WALT) COMPANY     COM             254687-10-6    8,392   269,580   SH           SOLE         N/A        269,580
EMC CORPORATION           COM             268648-10-2   25,493   199,545   SH           SOLE         N/A        199,545
EXXON CORPORATION         COM             302290-10-1    6,596    93,465   SH           SOLE         N/A         93,465
FEDERAL NATNL MORTG ASSN  COM             313586-10-9    8,562   123,650   SH           SOLE         N/A        123,650
FIRST UNION CORPORATION   COM             337358-10-5    6,441   120,530   SH           SOLE         N/A        120,530
GENERAL ELECTRIC COMPANY  COM             369604-10-3   15,920   143,915   SH           SOLE         N/A        143,915
GILLETTE CO               COM             375766-10-2   11,986   201,670   SH           SOLE         N/A        201,670
HALLIBURTON COMPANY       COM             406216-10-1   13,411   348,335   SH           SOLE         N/A        348,335
HARLEYSVILLE NATNL CORP   COM             412850-10-9    3,177    88,855   SH           SOLE         N/A         88,855
HARLEYSVILLE SVNGS ASSN   COM             412856-10-6    1,225    74,249   SH           SOLE         N/A         74,249
HEALTHSOUTH CORP          COM             421924-10-1    5,610   540,755   SH           SOLE         N/A        540,755
HEALTH MANAGEMENT ASSOC   CLA             421933-10-2    7,861   645,033   SH           SOLE         N/A        645,033
INTEL CORPORATION         COM             458140-10-0   14,340   120,635   SH           SOLE         N/A        120,635
IBM CORPORATION           COM             459200-10-1   10,774    60,780   SH           SOLE         N/A         60,780
IVY INTERNATIONAL FUND    CLA             465897-50-2    7,653   180,581   SH           SOLE         N/A        180,581
JOHNSON & JOHNSON         COM             478160-10-4    7,771    83,105   SH           SOLE         N/A         83,105
LILLY ELI & CO            COM             532457-10-8    5,904    69,560   SH           SOLE         N/A         69,560
LUCENT TECHNOLOGIES INC.  COM             549463-10-7    9,799    90,731   SH           SOLE         N/A         90,731
MCI WORLDCOM INC.         COM             55268B-10-6   19,880   224,470   SH           SOLE         N/A        224,470
MCDONALDS                 COM             580135-10-1   11,497   253,720   SH           SOLE         N/A        253,720
MEDRONIC INC              COM             585055-10-6    8,901   123,865   SH           SOLE         N/A        123,865
MERCK & CO INC            COM             589331-10-7    9,336   116,510   SH           SOLE         N/A        116,510
MICROSOFT CORPORATION     COM             594918-10-4   22,698   253,250   SH           SOLE         N/A        253,250
MOBIL CORPORATION         COM             607059-10-2    5,756    65,410   SH           SOLE         N/A         65,410
MORGAN (JP) & CO INC      COM             616880-10-0    8,512    69,000   SH           SOLE         N/A         69,000
PFIZER INC                COM             717081-10-3   18,798   135,480   SH           SOLE         N/A        135,480
PROCTER & GAMBLE CO       COM             742718-10-9   10,937   111,680   SH           SOLE         N/A        111,680
ROYAL DUTCH PETROLIUM CO  COM             780257-70-5    4,544    87,370   SH           SOLE         N/A         87,370
SBC COMMUNICATIONS INC    COM             845333-10-3    6,990   148,155   SH           SOLE         N/A        148,155
SCHERING PLOUGH CORP      COM             806605-10-1    9,063   164,040   SH           SOLE         N/A        164,040
SCHLUMBERGER LTD          COM             806857-10-8    5,882    97,725   SH           SOLE         N/A         97,725
SERVICE CORP INTRNATNL    COM             817565-10-4    2,462   172,830   SH           SOLE         N/A        172,830
STAPLES INC               COM             855030-10-2   15,549   472,963   SH           SOLE         N/A        472,963
TIME WARNER INC           COM             887315-10-9    5,023    70,940   SH           SOLE         N/A         70,940
TYCO INTL LTD   (NEW)     COM             902124-10-6      130     1,810   SH           SOLE         N/A          1,810
VANGUARD INTL GROWTH      INTL GRWTH FD   921910-20-4    7,675   413,313   SH           SOLE         N/A        413,313
WALGREEN COMPANY          COM             931422-10-9   12,418   439,595   SH           SOLE         N/A        439,595
WARNER LAMBERT CO         COM             934488-10-7    8,585   129,575   SH           SOLE         N/A        129,575
WELLS FARGO & CO (NEW)    COM             949746-10-1    9,205   262,550   SH           SOLE         N/A        262,550
WILLIAMS COMPANIES        COM             969457-10-0    8,431   213,465   SH           SOLE         N/A        213,465